-----------------------------------------------------------------------------
Annual Report - Financial Statements
-----------------------------------------------------------------------------


T. Rowe Price
          ----

               Extended Equity
               Market Index
               Fund

               ------------------
               December 31, 1998
               ------------------
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

---------------------
Financial Highlights               For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                      1/30/98
                                                                      Through
                                                                     12/31/98
NET ASSET VALUE
Beginning of period                                              $      10.00
                                                                 .............
Investment activities
         Net investment income                                           0.08
         Net realized and
         unrealized gain (loss)                                          1.13
                                                                 .............
         Total from
         investment activities                                           1.21
                                                                 .............
Distributions
         Net investment income                                          (0.08)
         Net realized gain                                              (0.11)
                                                                 .............
         Total distributions                                            (0.19)
                                                                 .............
NET ASSET VALUE
End of period                                                    $      11.02
                                                                 -------------

Ratios/Supplemental Data

Total return*                                                           12.29%
 ..............................................................................
Ratio of expenses to
average net assets                                                       0.40%+
 ..............................................................................
Ratio of net investment
income to average
net assets                                                               1.15%+
 ..............................................................................
Portfolio turnover rate                                                  26.3%+
 ..............................................................................
Net assets, end of period
(in thousands)                                                   $     20,743
 ..............................................................................

  * Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.

  +  Annualized

The accompanying notes are an integral part of these financial statements.

2
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
                                                               December 31, 1998

--------------------------
Portfolio of Investments                          Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands
Common Stocks 92.6%

BASIC MATERIALS 0.8%

Aluminum 0.1%

MAXXAM *                                                 300       $        17
 ................................................................................
                                                                            17
                                                                   .............

Iron & Steel 0.2%

AK Steel                                                 800                19
 ................................................................................
Gibraltar Steel *                                        500                11
 ................................................................................
Texas Industries                                         400                11
 ................................................................................
Huntco                                                   900                 4
 ................................................................................
NS Group *                                               700                 3
 ................................................................................
                                                                            48
                                                                   .............

Miscellaneous Mining, Metals  0.4%

Martin Marietta Materials                                500                31
 ................................................................................
Belden                                                   600                13
 ................................................................................
General Cable                                            600                12
 ................................................................................
Cable Design Technologies *                              600                11
 ................................................................................
Titanium Metals                                        1,200                10
 ................................................................................
Alpine Group *                                           600                 9
 ................................................................................
Metal Management *                                       600                 2
 ................................................................................
Pittston Minerals                                        600                 2
 ................................................................................
                                                                            90
                                                                   .............
Precious Metals 0.1%

Royal Gold *                                           2,000                 7
 ................................................................................
                                                                             7
                                                                   .............
Total Basic Materials                                                      162
                                                                   .............

BUSINESS SERVICES AND
TRANSPORTATION 8.3%

Advertising 0.4%

CMG Information Services *                               200                21
 ................................................................................
Harte-Hanks                                              700                20
 ................................................................................
Young & Rubicam *                                        600                20
 ................................................................................
TMP Worldwide *                                          400                17
 ................................................................................
                                                                            78
                                                                   .............

3
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------

                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Airlines 0.7%

Amtran *                                                 800             $  21
 ................................................................................
Northwest Airlines *                                     800                20
 ................................................................................
Airbourne Freight                                        500                18
 ................................................................................
UAL *                                                    300                18
 ................................................................................
CNF Transportation                                       400                15
 ................................................................................
Comair Holdings                                          400                14
 ................................................................................
Continental Airlines *                                   400                13
 ................................................................................
Atlantic Coast Airlines *                                400                10
 ................................................................................
Offshore Logistics *                                     800                10
 ................................................................................
ASA Holdings                                             300                 9
 ................................................................................
Mesa Air Group *                                       1,100                 9
 ................................................................................
                                                                           157
                                                                 ...............
Engineering Services 0.1%

Tetra Tech *                                             500                14
 ................................................................................
Ecology and Environment (Class A)                      1,000                 9
 ................................................................................
                                                                            23
                                                                 ...............

Pollution Control 0.4%

Allied Waste Industries *                              1,500                35
 ................................................................................
Us Liquids *                                             600                14
 ................................................................................
Superior Services *                                      600                12
 ................................................................................
Newpark Resources *                                    1,200                 8
 ................................................................................
Harding Lawson Associates *                              800                 5
 ................................................................................
Aquagenix *                                              900                 0
 ................................................................................
                                                                            74
                                                                 ...............

Railroads 0.5%

Kansas City Southern Industries                          900                44
 ................................................................................
St. Joe                                                1,000                23
 ................................................................................
GATX                                                     600                23
 ................................................................................
RailAmerica *                                          1,100                 9
 ................................................................................
Greenbrier Companies                                     600                 9
 ................................................................................
Rural Metro *                                            200                 2
 ................................................................................
                                                                           110
                                                                 ...............

Service 5.3%

Cintas                                                   900                63
 ................................................................................
Republic Industries *                                  3,800                56
 ................................................................................
ServiceMaster                                          2,350                52
 ................................................................................
Outdoor Systems *                                      1,500                45
 ................................................................................

4
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--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Robert Half International *                              900             $  40
 ................................................................................
Quintiles Transnational *                                700                37
 ................................................................................
Apollo Group (Class A) *                                 900                30
 ................................................................................
SEI                                                      300                30
 ................................................................................
Snyder Communications *                                  800                27
 ................................................................................
Express Scripts *                                        400                27
 ................................................................................
United Rentals *                                         800                27
 ................................................................................
Devry *                                                  800                25
 ................................................................................
NOVA *                                                   700                24
 ................................................................................
Hertz                                                    500                23
 ................................................................................
Manpower                                                 900                23
 ................................................................................
Stewart Enterprises (Class A)                          1,000                22
 ................................................................................
Leucadia National                                        700                22
 ................................................................................
Erie Indemnity                                           700                22
 ................................................................................
Sylvan Learning Systems *                                700                21
 ................................................................................
Gartner Group (Class A) *                              1,000                21
 ................................................................................
Covance *                                                700                20
 ................................................................................
Policy Management Systems *                              400                20
 ................................................................................
National Data                                            400                20
 ................................................................................
ABM Industries                                           500                17
 ................................................................................
Alternative Living Services *                            500                17
 ................................................................................
UICI *                                                   700                17
 ................................................................................
A.C. Nielson *                                           600                17
 ................................................................................
United Stationers *                                      600                16
 ................................................................................
Modis Professional Services *                          1,100                16
 ................................................................................
Corrections Corp. of America *                           900                16
 ................................................................................
Avis Rent A Car *                                        600                15
 ................................................................................
Wackenhut Corrections *                                  500                14
 ................................................................................
West TeleServices *                                    1,400                14
 ................................................................................
Boise Cascade Office Products *                        1,000                14
 ................................................................................
Arthur J. Gallagher                                      300                13
 ................................................................................
First Health Group *                                     800                13
 ................................................................................
Borg Warner Security *                                   700                13
 ................................................................................
Dollar Thrifty Auto Group *                            1,000                13
 ................................................................................
Hanover Compressor *                                     500                13
 ................................................................................
Pinkertons *                                             600                13
 ................................................................................
Tuboscope Vetco *                                      1,500                12
 ................................................................................

5
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Rent Way *                                               500            $   12
 ................................................................................
Caribiner International *                              1,300                12
 ................................................................................
Labor Ready *                                            600                12
 ................................................................................
Olsten                                                 1,600                12
 ................................................................................
Staff Leasing *                                        1,000                12
 ................................................................................
UniFirst                                                 500                11
 ................................................................................
Information Resources *                                1,100                11
 ................................................................................
Budget Group *                                           700                11
 ................................................................................
Morrison Knudsen *                                     1,100                11
 ................................................................................
Automobile Protection *                                  900                11
 ................................................................................
International Telecommunication Data Systems *           700                10
 ................................................................................
C.H. Heist *                                           1,000                 7
 ................................................................................
Opinion Research *                                     1,200                 6
 ................................................................................
APAC TeleServices *                                    1,200                 5
 ................................................................................
SITEL *                                                  900                 2
 ................................................................................
                                                                         1,105
                                                                 ...............

Transport by Water 0.4%

Royal Caribbean Cruises                                1,400                52
 ................................................................................
Overseas Shipholding Group                               900                14
 ................................................................................
Trico Marine Services *                                1,600                 8
 ................................................................................
Hvide Marine *                                           500                 3
 ................................................................................
                                                                            77
                                                                 ...............

Trucking, Freight 0.5%

C.H. Robinson Worldwide                                  600                15
 ................................................................................
Eagle USA Air Freight *                                  600                15
 ................................................................................
Werner Enterprises                                       800                14
 ................................................................................
Swift Transportation *                                   500                14
 ................................................................................
American Freightways *                                 1,100                13
 ................................................................................
Roadway Express                                          800                12
 ................................................................................
Forward Air                                              500                 9
 ................................................................................
U.S. Xpress Enterprises *                                600                 9
 ................................................................................
KLLM Transport *                                         800                 6
 ................................................................................
                                                                           107
                                                                 ...............
Total Business Services and Transportation                               1,731
                                                                 ...............

6
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands

CAPITAL EQUIPMENT 3.7%

Industrial Manufacturing  1.9%

Viad                                                     900             $  27
 ................................................................................
American Standard *                                      700                25
 ...............................................................................
Applied Power (Class A)                                  625                24
 ...............................................................................
U.S. Industries                                        1,100                20
 ...............................................................................
Newport News Shipbuilding                                600                20
 ...............................................................................
Coltec Industries *                                    1,000                20
 ...............................................................................
Trinity Industries                                       500                19
 ...............................................................................
Tecumseh Products                                        400                19
 ...............................................................................
Valhi                                                  1,600                18
 ...............................................................................
Precision Castparts                                      400                18
 ...............................................................................
Specialty Equipment *                                    600                16
 ...............................................................................
Pentair                                                  400                16
 ...............................................................................
MSC *                                                    700                16
 ...............................................................................
Furon                                                    900                15
 ...............................................................................
Harsco                                                   500                15
 ...............................................................................
UNOVA *                                                  800                15
 ...............................................................................
Tennant                                                  300                12
 ...............................................................................
Sequa (Class A) *                                        200                12
 ...............................................................................
O'Sullivan                                             1,200                12
 ...............................................................................
Wolverine Tube *                                         500                11
 ...............................................................................
Tremont                                                  300                10
 ...............................................................................
AEP Industries *                                         400                 9
 ...............................................................................
Zoltek *                                                 900                 8
 ...............................................................................
Kaman                                                    500                 8
 ...............................................................................
Washington Scientific Industries *                     1,400                 7
 ...............................................................................
                                                                           392
                                                                   ............

Producers Goods 1.8%

American Power Conversion *                              900                44
 ...............................................................................
Leggett & Platt                                        1,800                40
 ...............................................................................
U.S. Filter *                                          1,500                34
 ...............................................................................
Teleflex                                                 500                23
 ...............................................................................
Howmet International *                                 1,300                21
 ...............................................................................
Premark International                                    600                21
 ...............................................................................
York International                                       500                20
 ...............................................................................
SPX *                                                    300                20
 ...............................................................................

7
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Manitowoc                                                400             $  18
 ................................................................................
Energy Conversion Devices *                            1,700                12
 ...............................................................................
Fisher Scientific *                                      600                12
 ...............................................................................
MagneTek *                                             1,000                12
 ...............................................................................
PEC Israel Economic *                                    400                11
 ...............................................................................
AAON *                                                 1,200                11
 ...............................................................................
National Oilwell *                                     1,000                11
 ...............................................................................
UCAR International *                                     600                11
 ...............................................................................
Thomas Industries                                        500                10
 ...............................................................................
Lindsay Manufacturing *                                  650                10
 ...............................................................................
Powell Industries *                                      800                 8
 ...............................................................................
CTB International *                                      900                 7
 ...............................................................................
Anicom *                                                 600                 5
 ...............................................................................
AGCO                                                     700                 5
 ...............................................................................
Key Technology *                                         700                 5
 ...............................................................................
Waterlink *                                              800                 3
 ...............................................................................
                                                                           374
                                                                   ............
Total Capital Equipment                                                    766
                                                                   ............
CONSUMER CYCLICALS 8.4%

Construction 1.1%

Lafarge                                                  700                28
 ...............................................................................
Johns Manville                                         1,600                26
 ...............................................................................
USG                                                      500                26
 ...............................................................................
Granite Construction                                     750                25
 ...............................................................................
Southdown                                                400                24
 ...............................................................................
Clayton Homes                                          1,650                23
 ...............................................................................
Elcor                                                    600                19
 ...............................................................................
Lennar                                                   700                18
 ...............................................................................
Oakwood Homes                                            800                12
 ...............................................................................
Genlyte Group *                                          500                 9
 ...............................................................................
Comfort Systems USA *                                    500                 9
 ...............................................................................
Baltek *                                                 700                 7
 ...............................................................................
American Residential *                                   800                 3
 ...............................................................................
                                                                           229
                                                                   ............

8
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Consumer Durables 1.1%

Shaw Industries                                        1,400             $  34
 ...............................................................................
American Locker Group *                                1,200                30
 ...............................................................................
Williams-Sonoma *                                        600                24
 ...............................................................................
Herman Miller                                            900                24
 ...............................................................................
HON Industries                                           700                17
 ...............................................................................
La-Z-Boy                                                 900                16
 ...............................................................................
Knoll *                                                  500                15
 ...............................................................................
WestPoint Stevens *                                      400                13
 ...............................................................................
Mikasa                                                   800                10
 ...............................................................................
Rival                                                    700                 9
 ...............................................................................
Sunbeam                                                1,300                 9
 ...............................................................................
Mohawk Industries *                                      200                 9
 ...............................................................................
O'Sullivan Industries *                                  700                 7
 ...............................................................................
Bush Industries                                          500                 6
 ...............................................................................
                                                                           223
                                                                   ............
Drugs 0.1%

Mcdermott J Ray *                                        700                17
 ...............................................................................
Rock Of Ages *                                           600                 9
 ...............................................................................
                                                                            26
                                                                   ............
Motor Vehicles 1.0%

Harley-Davidson                                        1,200                57
 ...............................................................................
Federal-Mogul                                            600                36
 ...............................................................................
Lear *                                                   700                27
 ...............................................................................
Polaris Industries                                       500                20
 ...............................................................................
Standard Motor Products                                  700                17
 ...............................................................................
Hayes Lemmerz International *                            500                15
 ...............................................................................
Coachmen Industries                                      500                13
 ...............................................................................
Dura Automotive Systems *                                300                10
 ...............................................................................
Aftermarket Technology *                                 700                 5
 ...............................................................................
                                                                           200
                                                                   ............

Real Estate 5.0%

Equity Office Properties, REIT                         2,100                50
 ...............................................................................
Simon DeBartolo Group, REIT                            1,300                37
 ...............................................................................
Equity Residential Properties Trust, REIT                900                36
 ...............................................................................
Starwood Hotels & Resorts, REIT                        1,500                34
 ...............................................................................
Public Storage, REIT                                   1,000                27
 ...............................................................................
Archstone Communities Trust, REIT                      1,300                26
 ...............................................................................

9
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Santa Anita Realty Enterprises                         1,632             $  25
 ...............................................................................
Kimco Realty, REIT                                       600                24
 ...............................................................................
Vornado Realty Trust, REIT                               700                24
 ...............................................................................
Avalonbay Communities, REIT                              684                23
 ...............................................................................
Crescent Real Estate Equities, REIT                    1,000                23
 ...............................................................................
Prologis Trust, REIT                                   1,100                23
 ...............................................................................
Mack-Cali Realty, REIT                                   700                22
 ...............................................................................
Boston Properties, REIT                                  700                21
 ...............................................................................
Spieker Properties, REIT                                 600                21
 ...............................................................................
D.R. Horton                                              900                21
 ...............................................................................
New Plan Excel Reality Trust                             900                20
 ...............................................................................
AMB Property                                             900                20
 ...............................................................................
HRPT Properties Trust, REIT                            1,400                20
 ...............................................................................
Rouse                                                    700                19
 ...............................................................................
Catellus Development *                                 1,300                19
 ...............................................................................
Duke Realty Investments, REIT                            800                19
 ...............................................................................
Apartment Investment & Management, REIT                  500                19
 ...............................................................................
Highwoods Properties, REIT                               700                18
 ...............................................................................
Starwood Financial Trust                                 300                18
 ...............................................................................
Liberty Property, REIT                                   700                17
 ...............................................................................
CarrAmerica Realty, REIT                                 700                17
 ...............................................................................
Trammell Crow *                                          600                17
 ...............................................................................
Felcor Suite Hotels, REIT                                700                16
 ...............................................................................
First Industrial Realty, REIT                            600                16
 ...............................................................................
Cornerstone Properties, REIT                           1,000                16
 ...............................................................................
Camden Property Trust, REIT                              600                16
 ...............................................................................
MDC Holdings                                             700                15
 ...............................................................................
Franchise Finance, REIT                                  600                14
 ...............................................................................
Chelsea GCA, REIT                                        400                14
 ...............................................................................
Federal Realty Investment Trust, REIT                    600                14
 ...............................................................................
Weeks, REIT                                              500                14
 ...............................................................................
Sun Communities, REIT                                    400                14
 ...............................................................................
Weingarten Realty Investors, REIT                        300                13
 ...............................................................................
Colonial Properties Trust, REIT                          500                13
 ...............................................................................
Nationwide Health Properties, REIT                       600                13
 ...............................................................................
Manufactured Home Communities, REIT                      500                12
 ...............................................................................
Parkway Properties, REIT                                 400                12
 ...............................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Koger Equity, REIT                                       700            $   12
 ...............................................................................
Patriot American Hospitality, REIT                     1,900                11
 ...............................................................................
EastGroup Properties, REIT                               600                11
 ...............................................................................
Brandywine Reality Trust, REIT                           600                11
 ...............................................................................
Developers Diversified Realty, REIT                      600                11
 ...............................................................................
CCA Prison Reality Trust, REIT                           500                10
 ...............................................................................
Macerich, REIT                                           400                10
 ...............................................................................
Glenborough Realty Trust, REIT                           500                10
 ...............................................................................
Crown American Reality, REIT                           1,300                10
 ...............................................................................
Beazer Homes *                                           400                10
 ...............................................................................
Cousins Properties, REIT                                 300                10
 ...............................................................................
Meridian Industrial Trust, REIT                          400                 9
 ...............................................................................
Lexford Residential Trust, REIT                          500                 9
 ...............................................................................
Lasalle Partners *                                       300                 9
 ...............................................................................
Lexington Corporate Properties, REIT                     600                 8
 ...............................................................................
BP Prudhoe Bay Royalty Trust                           1,200                 6
 ...............................................................................
Crestline Capital                                        200                 3
 ...............................................................................
Price Enterprises, REIT                                  124                 1
 ...............................................................................
                                                                         1,033
                                                                   ............
Tire & Rubber 0.1%

Bandag                                                   400                16
 ...............................................................................
Safeskin *                                               300                 7
 ...............................................................................
                                                                            23
                                                                   ............
Total Consumer Cyclicals                                                 1,734
                                                                   ............

CONSUMER NONDURABLES 4.6%

Agriculture 1.7%

Tyson Foods (Class A)                                  1,600                34
 ...............................................................................
Flowers Industries                                     1,100                26
 ...............................................................................
Nabisco Holdings (Class A)                               600                25
 ...............................................................................
Hormel Foods                                             700                23
 ...............................................................................
Keebler Foods *                                          600                23
 ...............................................................................
Universal Foods                                          800                22
 ...............................................................................
Dole Food                                                700                21
 ...............................................................................
Dean Foods                                               500                20
 ...............................................................................
IBP                                                      700                20
 ...............................................................................
Suiza Foods *                                            400                20
 ...............................................................................

11
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


McCormick                                                600      $         20
 ...............................................................................
Interstate Bakeries                                      600                16
 ...............................................................................
Fresh Del Monte Produce *                                700                15
 ...............................................................................
International Home Foods *                               700                12
 ...............................................................................
Ralcorp Holdings *                                       600                11
 ...............................................................................
Worthington Foods                                        500                10
 ...............................................................................
Imperial Holly                                         1,000                 8
 ...............................................................................
American Italian Pasta *                                 300                 8
 ...............................................................................
Delta Pine & Land                                        200                 7
 ...............................................................................
Green Mountain Coffee *                                1,000                 6
 ...............................................................................
                                                                           347
                                                                  .............
Beverages 0.2%

Whitman                                                1,100                28
 ...............................................................................
National Beverage *                                    1,100                11
 ...............................................................................
Pure World *                                             400                 3
 ...............................................................................
                                                                            42
                                                                  .............
Container 0.2%

Sonoco Products                                        1,060                32
 ...............................................................................
Rock-Tenn                                                600                10
 ...............................................................................
                                                                            42
                                                                  .............
Cosmetics 0.3%

Estee Lauder                                             300                26
 ...............................................................................
Revlon (Class A) *                                       700                11
 ...............................................................................
Guest Supply *                                           900                11
 ...............................................................................
French Fragrances *                                      600                 4
 ...............................................................................
Enamelon *                                               500                 3
 ...............................................................................
                                                                            55
                                                                  .............
Leisure, Luxury 0.9%

International Game Technology                          1,100                27
 ...............................................................................
Blyth Industries *                                       600                19
 ...............................................................................
Cedar Fair                                               700                18
 ...............................................................................
Premier Parks *                                          600                18
 ...............................................................................
Circus Circus *                                        1,400                16
 ...............................................................................
Callaway Golf                                          1,300                13
 ...............................................................................
Steinway Musical Instruments *                           500                13
 ...............................................................................
Oneida Limited                                           800                12
 ...............................................................................
Hollywood Park *                                       1,400                12
 ...............................................................................
Aztar *                                                2,200                11
 ...............................................................................

12
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands

WMS Industries                                         1,200        $        9
 ...............................................................................
Lazare Kaplan International *                          1,100                 8
 ...............................................................................
Play By Play Toys & Novelties *                          900                 6
 ...............................................................................
Primadonna Resorts *                                     600                 5
 ...............................................................................
Penn National Gaming *                                   700                 5
 ...............................................................................
                                                                           192
                                                                    ...........
Liquor 0.1%

Robert Mondavi (Class A) *                               300                12
 ...............................................................................
Canandaigua Wine *                                       200                12
 ...............................................................................
Todhunter *                                              600                 5
 ...............................................................................
                                                                            29
                                                                    ...........
Photographic, Optical 0.1%

Panavision *                                             700                 9
 ...............................................................................
Concord Camera *                                       1,300                 6
 ...............................................................................
Seattle Filmworks *                                      600                 3
 ...............................................................................
                                                                            18
                                                                    ...........
Soaps, Housewares 0.3%

Dial Corp                                              1,000                29
 ...............................................................................
Lancaster Colony                                         500                16
 ...............................................................................
American Safety Razor *                                  700                 8
 ...............................................................................
Ekco Group *                                           1,100                 4
 ...............................................................................
                                                                            57
                                                                     ..........
Textiles and Apparel 0.7%

Jones Apparel Group *                                  1,000                22
 ...............................................................................
Warnaco Group (Class A)                                  700                18
 ...............................................................................
Unifi                                                    900                18
 ...............................................................................
Kellwood                                                 500                12
 ...............................................................................
Quicksilver *                                            400                12
 ...............................................................................
Polo Ralph Lauren *                                      600                11
 ...............................................................................
Hartmarx *                                             2,000                11
 ...............................................................................
Polymer Group *                                          900                 9
 ...............................................................................
Culp                                                   1,100                 9
 ...............................................................................
Haggar                                                   700                 8
 ...............................................................................
Nautica Enterprises *                                    500                 7
 ...............................................................................
R. G. Barry *                                            600                 7
 ...............................................................................
                                                                           144
                                                                     ..........

13
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands

Tobacco 0.1%

Brooke Group                                             600        $       15
 ...............................................................................
Universal                                                300                10
 ...............................................................................
                                                                            25
                                                                    ...........
Total Consumer Nondurables                                                 951
                                                                    ...........
CONSUMER SERVICES 11.2%

Hotels & Restaurants 1.1%

Host Marriott                                          2,000                28
 ...............................................................................
Promus Hotel *                                           800                26
 ...............................................................................
Consolidated Products *                                1,000                21
 ...............................................................................
Cracker Barrel                                           800                19
 ...............................................................................
Papa Johns *                                             400                18
 ...............................................................................
MGM Grand *                                              600                16
 ...............................................................................
CKE Restaurants                                          550                16
 ...............................................................................
Outback Steakhouse *                                     400                16
 ...............................................................................
Sbarro*                                                  500                13
 ...............................................................................
Brinker *                                                400                12
 ...............................................................................
Marcus                                                   700                11
 ...............................................................................
Sodexho Marriott Services *                              400                11
 ...............................................................................
Buffets *                                                800                 9
 ...............................................................................
Avado Brands                                           1,100                 9
 ...............................................................................
Cooker Restaurant                                      1,200                 7
 ...............................................................................
Ark Restaurants *                                        600                 6
 ...............................................................................
                                                                           238
                                                                    ...........
Media 3.4%

Cox Communications (Class A) *                         1,900               131
 ...............................................................................
Tele-Communications TCI Ventures *                     2,700                64
 ...............................................................................
Washington Post (Class B)                                100                58
 ...............................................................................
Chancellor Media *                                     1,100                53
 ...............................................................................
Cablevision Systems (Class A) *                          800                40
 ...............................................................................
USA Networks *                                         1,100                36
 ...............................................................................
E. W. Scripps                                            700                35
 ...............................................................................
Adelphia Communications *                                600                28
 ...............................................................................
Century Communications (Class A) *                       800                25
 ...............................................................................
Handleman *                                            1,800                25
 ...............................................................................
BHC Communications (Class A)                             200                24
 ...............................................................................

14
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--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Metromedia Fiber Network *                               600        $       20
 ...............................................................................
A. H. Belo (Class A)                                   1,000                20
 ...............................................................................
Chris-Craft *                                            406                20
 ...............................................................................
Jacor Communications *                                   300                19
 ...............................................................................
Telecom Liberty Media (Series A) *                       406                19
 ...............................................................................
Pulitzer Publishing                                      200                17
 ...............................................................................
United International Holdings (Class A) *                800                15
 ...............................................................................
Pixar *                                                  400                14
 ...............................................................................
Univision Communications *                               300                11
 ...............................................................................
Electromagnetic Sciences *                               700                10
 ...............................................................................
Metro Goldwyn Mayer *                                    700                 9
 ...............................................................................
T NETIX *                                                700                 4
 ...............................................................................
                                                                           697
                                                                    ...........
Publishing 1.0%

Reader's Digest (Class A)                              1,000                25
 ...............................................................................
Central Newspapers (Class A)                             300                21
 ...............................................................................
McClatchy (Class A)                                      600                21
 ...............................................................................
Valassis Communications *                                400                21
 ...............................................................................
Reynolds & Reynolds                                      900                21
 ...............................................................................
PRIMEDIA *                                             1,600                19
 ...............................................................................
Wallace Computer Services                                700                18
 ...............................................................................
World Color Press *                                      600                18
 ...............................................................................
Merrill                                                  700                14
 ...............................................................................
American Business Products                               500                12
 ...............................................................................
Franklin Covey *                                         500                 8
 ...............................................................................
Daily Journal *                                          200                 8
 ...............................................................................
Successories *                                         1,700                 6
 ...............................................................................
TST/ Impreso *                                           600                 1
 ...............................................................................
                                                                           213
                                                                    ...........
Retail - All Other 2.4%

Amazon.com *                                             400               128
 ...............................................................................
Office Depot *                                         1,900                70
 ...............................................................................
Bed Bath & Beyond *                                    1,200                41
 ...............................................................................
CDW Computer Centers *                                   400                39
 ...............................................................................
Creative Computers *                                   1,200                38
 ...............................................................................
Barnes & Noble *                                         600                25
 ...............................................................................
Borders Group *                                          900                22
 ...............................................................................
Fastenal                                                 500                22
 ...............................................................................

15
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--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


OfficeMax *                                            1,700        $       21
 ................................................................................
Genovese Drug Stores (Class A)                           700                20
 ................................................................................
Micro Warehouse *                                        400                13
 ................................................................................
Lands' End *                                             500                13
 ................................................................................
Finishmaster *                                         1,600                11
 ................................................................................
Hibbett Sporting Goods *                                 400                10
 ................................................................................
NCS HealthCare *                                         400                10
 ................................................................................
Corporate Express *                                    1,500                 8
 ................................................................................
Hancock Fabrics                                          900                 8
 ................................................................................
West Marine *                                            600                 6
 ................................................................................
U.S. Office Products                                     572                 2
 ................................................................................
                                                                           507
                                                                    ............
Retail - Clothing 1.0%

Intimate Brands                                        2,000                60
 ................................................................................
Abercrombie & Fitch (Class A) *                          500                35
 ................................................................................
Ross Stores                                              600                24
 ................................................................................
Payless Shoesource *                                     400                19
 ................................................................................
Talbots                                                  400                13
 ................................................................................
The Dress Barn *                                         700                11
 ................................................................................
Stein Mart *                                           1,300                 9
 ................................................................................
Stage Stores *                                           900                 8
 ................................................................................
Syms *                                                   900                 8
 ................................................................................
Brauns Fashions *                                        800                 8
 ................................................................................
Harold's Stores *                                      1,000                 7
 ................................................................................
Gadzooks *                                               300                 2
 ................................................................................
                                                                           204
                                                                    ............
Retail - Computer/Electric 0.6%

Best Buy *                                               800                49
 ................................................................................
Tech Data *                                              400                16
 ................................................................................
Scansource *                                             700                15
 ................................................................................
CompUSA *                                              1,100                14
 ................................................................................
Ingram Micro *                                           400                14
 ................................................................................
Good Guys *                                            1,400                 9
 ................................................................................
SED International Holdings *                             600                 3
 ................................................................................
                                                                           120
                                                                    ............

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Retail - Food 1.0%

Starbucks *                                              700        $       39
 ................................................................................
Food Lion                                              3,100                33
 ................................................................................
Hannaford Brothers                                       500                26
 ................................................................................
Weis Markets                                             500                19
 ................................................................................
Richfood Holdings                                        900                19
 ................................................................................
U.S. Foodservice *                                       300                15
 ................................................................................
Whole Foods Market *                                     300                15
 ................................................................................
General Nutrition *                                      800                13
 ................................................................................
United Natural Foods *                                   300                 7
 ................................................................................
Fleming Companies                                        600                 6
 ................................................................................
Standard Commercial                                      600                 5
 ................................................................................
Rocky Mountain Chocolate Factory *                       900                 5
 ................................................................................
                                                                           202
                                                                    ............
Retail - General Department 0.7%

Saks *                                                 1,175                37
 ................................................................................
Family Dollar Stores                                   1,600                35
 ................................................................................
Dollar Tree Stores *                                     550                24
 ................................................................................
CSK Auto *                                               600                16
 ................................................................................
Neiman-Marcus *                                          600                15
 ................................................................................
Fred's (Class A)                                         700                11
 ................................................................................
Bon-Ton Stores *                                         300                 2
 ................................................................................
                                                                           140
                                                                    ............
Total Consumer Services                                                  2,321
                                                                    ............
ENERGY 3.7%

Coal & Uranium 0.0%

Arch Coal                                                400                 7
 ................................................................................
                                                                             7
                                                                    ............
Domestic Petroleum Reserve 1.0%

Vastar Resources                                         900                39
 ................................................................................
Enron Oil & Gas                                        1,600                28
 ................................................................................
Santa Fe Energy Resources *                            2,100                15
 ................................................................................
Noble Affiliates                                         600                15
 ................................................................................
Dynegy                                                 1,100                12
 ................................................................................
Houston Exploration *                                    600                12
 ................................................................................
Pogo Producing                                           900                12
 ................................................................................

17
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Ocean Energy *                                         1,700     $          11
 ................................................................................
Pioneer Natural Resources                              1,200                10
 ................................................................................
Forest Oil *                                           1,200                10
 ................................................................................
Leviathan Gas Pipeline                                   500                10
 ................................................................................
Southwestern Energy                                    1,000                 7
 ................................................................................
Brigham Exploration *                                    900                 5
 ................................................................................
Costilla Energy *                                        800                 3
 ................................................................................
Meridian Resource *                                      800                 3
 ................................................................................
Howell                                                 1,200                 2
 ................................................................................
Chesapeake Energy                                      1,200                 1
 ................................................................................
                                                                           195
                                                                 ...............
Gas Utilities 1.1%

Keyspan Energy                                         1,240                38
 ................................................................................
LG&E Energy                                            1,268                36
 ................................................................................
National Fuel Gas                                        500                23
 ................................................................................
UtiliCorp United                                         600                22
 ................................................................................
KN Energy                                                500                18
 ................................................................................
MCN                                                      900                17
 ................................................................................
Colonial Gas                                             400                14
 ................................................................................
WICOR                                                    600                13
 ................................................................................
Energen                                                  600                12
 ................................................................................
Yankee Energy System                                     400                12
 ................................................................................
EnergyNorth                                              400                12
 ................................................................................
Western Gas Resources                                  1,600                 9
 ................................................................................
Roanoke Gas                                              400                 8
 ................................................................................
                                                                           234
                                                                 ...............
Oil Refining Distribution 0.6%

El Paso Energy                                           700                24
 ................................................................................
Northwestern Public Service                              800                21
 ................................................................................
Tosco                                                    800                21
 ................................................................................
Murphy Oil                                               500                21
 ................................................................................
Valero Energy                                            700                15
 ................................................................................
Ultramar Diamond Shamrock                                500                12
 ................................................................................
World Fuel Services                                      400                 4
 ................................................................................
                                                                           118
                                                                 ...............
Oil Service 1.0%

Transocean Offshore                                      900                24
 ................................................................................
Noble Drilling *                                       1,600                21
 ................................................................................

18
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Diamond Offshore Drilling                                800     $          19
 ................................................................................
Weatherford International *                              790                15
 ................................................................................
Global Marine *                                        1,400                13
 ................................................................................
Smith International *                                    500                13
 ................................................................................
ENSCO International                                    1,000                11
 ................................................................................
Santa Fe International                                   700                10
 ................................................................................
Cooper Cameron *                                         400                10
 ................................................................................
Teppco Partners                                          400                10
 ................................................................................
Nabors Industries *                                      700                 9
 ................................................................................
R & B Falcon *                                         1,240                 9
 ................................................................................
Tidewater                                                400                 9
 ................................................................................
Kaneb Services *                                       1,900                 8
 ................................................................................
Global Industries *                                    1,200                 7
 ................................................................................
BJ Services *                                            400                 6
 ................................................................................
Dawson Geophysical *                                     800                 6
 ................................................................................
UTI Energy *                                             400                 3
 ................................................................................
                                                                           203
                                                                 ...............
Total Energy                                                               757
                                                                 ...............

FINANCIAL 17.4%

Bank and Trust 5.8%

Marshall & Ilsley                                        900                52
 ................................................................................
M & T Bank                                               100                52
 ................................................................................
SouthTrust                                             1,300                48
 ................................................................................
UnionBancal                                            1,400                48
 ................................................................................
AmSouth                                                1,000                46
 ................................................................................
Zions Bancorp                                            700                44
 ................................................................................
Old Kent Financial                                       925                43
 ................................................................................
First Tennessee National                               1,100                42
 ................................................................................
First American                                           934                41
 ................................................................................
Popular                                                1,200                41
 ................................................................................
Charter One Financial                                  1,435                40
 ................................................................................
First Security                                         1,589                37
 ................................................................................
North Fork Bancorporation                              1,350                32
 ................................................................................
Hibernia Corp. (Class A)                               1,600                28
 ................................................................................
Mercantile Bankshares                                    700                27
 ................................................................................
Compass Bancshares                                       700                27
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Commerce Bancshares                                      625     $          26
 ................................................................................
Associated Banc-Corp                                     775                26
 ................................................................................
Wilmington Trust                                         400                25
 ................................................................................
TCF Financial                                          1,000                24
 ................................................................................
First Virginia Banks                                     500                24
 ................................................................................
CCB Financial                                            400                23
 ................................................................................
Old National Bancorp                                     400                22
 ................................................................................
Centura Banks                                            300                22
 ................................................................................
Keystone Financial                                       600                22
 ................................................................................
Peoples Heritage Financial Group                       1,100                22
 ................................................................................
Pacific Century Financial                                900                22
 ................................................................................
FirstMerit                                               800                21
 ................................................................................
City National                                            500                21
 ................................................................................
CNB Bancshares                                           410                19
 ................................................................................
Provident Financial Group                                500                19
 ................................................................................
Fulton Financial                                         850                19
 ................................................................................
National Commerce Bancorporation                       1,000                19
 ................................................................................
Commercial Federal                                       800                19
 ................................................................................
Trustmark                                                800                18
 ................................................................................
UST                                                      700                16
 ................................................................................
First Midwest Bancorp                                    430                16
 ................................................................................
Valley National Bancorp                                  575                16
 ................................................................................
Trustco Bank                                             460                14
 ................................................................................
Susquehanna Bancshares                                   650                13
 ................................................................................
USBANCORP                                                600                12
 ................................................................................
Silicon Valley Bancshares *                              700                12
 ................................................................................
Arrow Financial                                          440                11
 ................................................................................
First United Bancshares                                  600                11
 ................................................................................
Reliance Bancshares *                                  1,000                10
 ................................................................................
NS & L Bancorp                                           600                 8
 ................................................................................
Merchants Bancshares                                     300                 8
 ................................................................................
                                                                         1,208
                                                                 ...............
Life Insurance 0.7%

ReliaStar Financial                                      800                37
 ................................................................................
American National Insurance                              300                25
 ................................................................................
Protective Life                                          600                24
 ................................................................................
Reinsurance Group America                                300                21
 ................................................................................
Liberty Financial Companies                              700                19
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Kansas City Life Insurance                               200     $          16
 ................................................................................
Guarantee Life                                           500                 9
 ................................................................................
                                                                           151
                                                                 ...............
Miscellaneous Finance 3.0%

Equitable Companies                                    1,700                98
 ................................................................................
Paine Webber                                           1,200                46
 ................................................................................
Donaldson, Lufkin & Jenrette                           1,100                45
 ................................................................................
The CIT Group (Class A)                                1,400                44
 ................................................................................
Concord EFS *                                            900                38
 ................................................................................
Alliance Capital                                       1,400                36
 ................................................................................
FINOVA Group                                             600                32
 ................................................................................
A.G. Edwards                                             800                30
 ................................................................................
E * Trade Group *                                        600                28
 ................................................................................
United Asset Management                                  800                21
 ................................................................................
Federated Investments                                  1,100                20
 ................................................................................
Fremont General                                          800                20
 ................................................................................
Legg Mason                                               600                19
 ................................................................................
Raymond James Financial                                  800                17
 ................................................................................
Eaton Vance                                              800                17
 ................................................................................
AmeriCredit *                                          1,200                17
 ................................................................................
Value Line                                               400                16
 ................................................................................
John Nuveen (Class A)                                    400                15
 ................................................................................
Cash America Investments                                 900                14
 ................................................................................
Morgan Keegan                                            700                13
 ................................................................................
Peoples Bancorp                                        1,147                12
 ................................................................................
ADVANTA                                                  766                10
 ................................................................................
Perry County Financial                                   400                 8
 ................................................................................
FIRSTPLUS Financial *                                    400                 1
 ................................................................................
                                                                           617
                                                                 ...............
Mortgage Finance 0.1%

Litchfield Financial                                     600                11
 ................................................................................
Matrix Capital *                                         500                 7
 ................................................................................
Aames Financial                                          900                 3
 ................................................................................
                                                                            21
                                                                 ...............
Other Insurance 6.2%

Berkshire Hathaway (Class A) *                             8               560
 ................................................................................
AFLAC                                                  1,900                84
 ................................................................................
CNA Financial *                                        1,500                60
 ................................................................................


21
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


AMBAC                                                    600      $         36
 ................................................................................
Wesco Financial                                          100                36
 ................................................................................
Old Republic International                             1,350                30
 ................................................................................
Transatlantic Holdings                                   400                30
 ................................................................................
Allmerica Financial                                      500                29
 ................................................................................
Unitrin                                                  400                29
 ................................................................................
American Financial Group                                 600                26
 ................................................................................
Mercury General                                          600                26
 ................................................................................
First American                                           700                23
 ................................................................................
Financial Security Assurance                             400                22
 ................................................................................
PMI Group                                                400                20
 ................................................................................
Everest Reinsurance Holdings                             500                20
 ................................................................................
American Bankers                                         400                19
 ................................................................................
Reliance Group Holdings                                1,500                19
 ................................................................................
Travelers Property Casualty (Class A)                    600                19
 ................................................................................
Horace Mann Educators                                    600                17
 ................................................................................
Acceptance Insurance *                                   700                14
 ................................................................................
Commerce Group                                           400                14
 ................................................................................
Frontier Insurance Group                               1,030                13
 ................................................................................
Prepaid Legal Services *                                 400                13
 ................................................................................
Trenwick Group                                           400                13
 ................................................................................
Harleysville Group                                       500                13
 ................................................................................
NYMAGIC                                                  600                12
 ................................................................................
Midland                                                  500                12
 ................................................................................
Capital Re                                               600                12
 ................................................................................
Highlands Insurance Group *                              900                12
 ................................................................................
Risk Capital Holdings *                                  500                11
 ................................................................................
TIG Holdings                                             700                11
 ................................................................................
Amwest Insurance Group                                   660                 9
 ................................................................................
Triad Guaranty *                                         400                 9
 ................................................................................
State Auto Financial                                     600                 8
 ................................................................................
Chartwell Re                                             300                 7
 ................................................................................
BancInsurance *                                        1,300                 7
 ................................................................................
                                                                         1,295
                                                                  ..............
Thrift Institutions 1.6%
Dime Bancorp                                           1,200                32
 ................................................................................
Greenpoint Financial                                     800                28
 ................................................................................
Astoria Financial                                        600                28
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Sovereign Bancorp                                      1,683     $          24
 ................................................................................
People's Bank                                            700                19
 ................................................................................
First Bancorp Puerto Rico                                600                18
 ................................................................................
Queens County Bancorp                                    600                18
 ................................................................................
St. Paul Bancorp                                         600                16
 ................................................................................
Washington Federal                                       600                16
 ................................................................................
Staten Island Bancorp                                    800                16
 ................................................................................
Golden Sate Bancorp                                      900                15
 ................................................................................
Wood Bancorp                                             800                15
 ................................................................................
FirstFed Financial *                                     800                14
 ................................................................................
1st Bergen Bancorp                                       600                13
 ................................................................................
First Indiana                                            600                12
 ................................................................................
Ameriana Bancorp                                         660                12
 ................................................................................
Home Federal Savings Bank                                500                11
 ................................................................................
PFF Bancorp *                                            700                11
 ................................................................................
ISB Financial                                            400                 9
 ................................................................................
                                                                           327
                                                                 ...............
Total Financial                                                          3,619
                                                                 ...............

HEALTH CARE 7.2%

Drugs 3.9%
Genentech *                                            1,000                80
 ................................................................................
McKesson                                                 800                63
 ................................................................................
Watson Pharmaceuticals *                                 800                50
 ................................................................................
Immunex *                                                400                50
 ................................................................................
Biogen *                                                 600                50
 ................................................................................
Chiron *                                               1,600                42
 ................................................................................
Forest Laboratories *                                    700                37
 ................................................................................
Bergen Brunswig                                        1,000                35
 ................................................................................
Genzyme *                                                700                35
 ................................................................................
Mylan Laboratories                                     1,100                35
 ................................................................................
Bindley Western Industries                               666                33
 ................................................................................
MedImmune *                                              300                30
 ................................................................................
Centocor *                                               600                27
 ................................................................................
ICOS *                                                   800                24
 ................................................................................
D&K Healthcare *                                         800                22
 ................................................................................
Gilead Sciences *                                        500                20
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


ICN Pharmaceuticals                                      900     $          20
 ................................................................................
Roberts Pharmaceutical *                                 900                19
 ................................................................................
Human Genome Sciences *                                  500                18
 ................................................................................
Dura Pharmaceuticals *                                 1,000                15
 ................................................................................
Techne *                                                 700                15
 ................................................................................
Rexall Sundown *                                       1,000                14
 ................................................................................
K-V Pharmaceutical *                                     600                12
 ................................................................................
Geron *                                                1,000                11
 ................................................................................
Capstone Pharmacy Services *                           1,700                10
 ................................................................................
Sugen *                                                  600                 9
 ................................................................................
Digene *                                               1,400                 8
 ................................................................................
Imclone Systems *                                        800                 7
 ................................................................................
ONYX Pharmaceuticals *                                   900                 6
 ................................................................................
Cygnus *                                               1,200                 6
 ................................................................................
Interneuron Pharmaceuticals *                          1,400                 5
 ................................................................................
Advanced Tissue Sciences *                             1,100                 3
 ................................................................................
Genzyme Molecular Biology *                               75                 0
 ................................................................................
                                                                           811
                                                                 ...............
Health-Care (non-drug) 1.7%
Stryker                                                  800                44
 ................................................................................
Hillenbrand Industries                                   600                34
 ................................................................................
Omnicare                                                 900                31
 ................................................................................
Arterial Vascular Engineering *                          500                26
 ................................................................................
Sofamor/Danek Group *                                    200                24
 ................................................................................
Allegiance                                               500                23
 ................................................................................
Steris *                                                 800                23
 ................................................................................
CONMED *                                                 500                17
 ................................................................................
Dentsply International                                   600                16
 ................................................................................
Res-Care *                                               600                15
 ................................................................................
Mentor                                                   600                14
 ................................................................................
Ocular Sciences *                                        500                14
 ................................................................................
Affymetrix *                                             500                12
 ................................................................................
Wesley Jessen VisionCare *                               400                11
 ................................................................................
Merit Medical Systems *                                1,500                10
 ................................................................................
Collagen                                               1,000                 9
 ................................................................................
ABIOMED *                                                700                 7
 ................................................................................
Cardima *                                              2,000                 6
 ................................................................................
Resound *                                              1,000                 4
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


VIVUS *                                                  900     $           2
 ................................................................................
                                                                           342
                                                                 ...............
HMO/Hospital Management 1.6%
Health Management (Class A) *                          2,100                45
 ................................................................................
Wellpoint Health Networks *                              500                44
 ................................................................................
PacifiCare Health Systems (Class B) *                    400                32
 ................................................................................
Lincare *                                                600                24
 ................................................................................
Universal Health Services *                              400                21
 ................................................................................
Total Renal Care Holdings *                              700                21
 ................................................................................
Foundation Health Systems *                            1,700                20
 ................................................................................
Trigon Healthcare *                                      500                19
 ................................................................................
Quorum Health Group *                                  1,100                14
 ................................................................................
Orthodontic Centers of America *                         700                14
 ................................................................................
Concentra Managed Care *                               1,200                13
 ................................................................................
Lab Holdings                                             700                12
 ................................................................................
Ventas                                                 1,000                12
 ................................................................................
American Oncology Resources *                            700                10
 ................................................................................
Medpartners *                                          1,700                 9
 ................................................................................
Apria Healthcare *                                       800                 7
 ................................................................................
Vencor *                                               1,200                 5
 ................................................................................
National Healthcare                                      300                 5
 ................................................................................
Continucare *                                          1,300                 2
 ................................................................................
American HomePatient *                                   700                 1
 ................................................................................
                                                                           330
                                                                 ...............
Total Health Care                                                        1,483
                                                                 ...............

PROCESS INDUSTRIES 2.5%

Chemicals 1.6%
Vulcan Materials                                         300                39
 ................................................................................
Sybron International *                                 1,000                27
 ................................................................................
IMC Global                                             1,200                26
 ................................................................................
Solutia                                                1,100                25
 ................................................................................
Olin                                                     700                20
 ................................................................................
Lyondell Petrochemical                                 1,000                18
 ................................................................................
Cabot                                                    600                17
 ................................................................................
Crompton & Knowles                                       800                16
 ................................................................................
Lubrizol                                                 600                15
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Lawter                                                 1,300     $          15
 ................................................................................
Millennium Chemicals                                     600                12
 ................................................................................
Witco                                                    700                11
 ................................................................................
M.A. Hanna                                               900                11
 ................................................................................
Catalytica *                                             600                11
 ................................................................................
Cytec Industries *                                       500                11
 ................................................................................
Terra Nitrogen                                         1,000                10
 ................................................................................
NL Industries                                            700                10
 ................................................................................
Mississippi Chemical                                     700                10
 ................................................................................
Georgia Gulf                                             600                10
 ................................................................................
Airgas *                                                 900                 8
 ................................................................................
Valley National Gases *                                1,100                 6
 ................................................................................
Tuscarora                                                400                 5
 ................................................................................
ICO                                                    1,900                 4
 ................................................................................
Summa Industries *                                       400                 4
 ................................................................................
                                                                           341
                                                                 ...............
Forest Products 0.2%

Mail-Well *                                            1,100                13
 ................................................................................
Universal Forest Products                                500                10
 ................................................................................
Pope & Talbot                                            600                 5
 ................................................................................
Tufco Technologies *                                     900                 4
 ................................................................................
ABT Building Products *                                  400                 4
 ................................................................................
                                                                            36
                                                                 ...............
Paper 0.7%

Georgia Pac Timber                                     1,100                26
 ................................................................................
Bowater                                                  600                25
 ................................................................................
Consolidated Papers                                      900                25
 ................................................................................
Wausau-Mosinee Paper                                   1,000                18
 ................................................................................
Ivex Packaging *                                         500                12
 ................................................................................
Gaylord Container (Class A) *                          1,400                 9
 ................................................................................
FiberMark *                                              600                 8
 ................................................................................
Badger Paper Mills *                                     900                 7
 ................................................................................
Jefferson Smurfit *                                      400                 6
 ................................................................................
Crown Vantage *                                        1,000                 2
 ................................................................................
                                                                           138
                                                                 ...............
Total Process Industries                                                   515
                                                                 ...............

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------



                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


TECHNOLOGY 18.5%

Aerospace 0.6%

Loral Space & Communications *                         1,600     $          28
 ................................................................................
Gulfstream Aerospace *                                   500                27
 ................................................................................
Sundstrand                                               400                21
 ................................................................................
Heico                                                    400                13
 ................................................................................
United Industrial                                      1,000                10
 ................................................................................
Kellstrom Industries *                                   300                 9
 ................................................................................
GRC International ADS *                                  700                 4
 ................................................................................
Heico (Class A)                                           50                 1
 ................................................................................
                                                                           113
                                                                 ...............
Analytical Equipment 1.0%

Teradyne *                                               900                38
 ................................................................................
Litton Industries *                                      500                33
 ................................................................................
Waters *                                                 300                26
 ................................................................................
Orbital Sciences *                                       500                22
 ................................................................................
Sepracor *                                               200                18
 ................................................................................
Thermo Instrument Systems *                            1,100                17
 ................................................................................
EDO                                                    1,500                12
 ................................................................................
Input/Output *                                         1,500                11
 ................................................................................
Bio-Rad Laboratories *                                   500                10
 ................................................................................
Cytyc *                                                  400                10
 ................................................................................
Cyberoptics *                                            700                10
 ................................................................................
Perceptron *                                             800                 5
 ................................................................................
                                                                           212
                                                                 ...............
Business Machines 0.4%

NCR *                                                    900                38
 ................................................................................
Diebold                                                  700                25
 ................................................................................
Micron Electronics *                                   1,100                19
 ................................................................................
Gradco Systems *                                       1,425                 4
 ................................................................................
Ultradata Systems *                                    1,200                 3
 ................................................................................
Zitel *                                                  600                 2
 ................................................................................
                                                                            91
                                                                 ...............
Communication Equipment 1.5%

ADC Telecommunications *                               1,000                35
 ................................................................................
QUALCOMM *                                               600                31
 ................................................................................
Comverse Technology *                                    400                28
 ................................................................................
American Tower Systems (Class A) *                       800                24
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


CIENA *                                                1,300     $          19
 ................................................................................
Polycom *                                                800                18
 ................................................................................
RELTEC *                                                 800                18
 ................................................................................
Plantronics *                                            200                17
 ................................................................................
ANTEC *                                                  800                16
 ................................................................................
Electronics for Imaging *                                400                16
 ................................................................................
Aspect Telecommunications *                              800                14
 ................................................................................
ADTRAN *                                                 700                13
 ................................................................................
California Microwave *                                 1,200                11
 ................................................................................
Checkpoint Systems *                                     900                11
 ................................................................................
Advanced Fibre Communications *                        1,000                11
 ................................................................................
DSP Group *                                              400                 8
 ................................................................................
CMC Industries *                                       1,100                 6
 ................................................................................
P-COM *                                                1,300                 5
 ................................................................................
Premisys Communications *                                500                 5
 ................................................................................
                                                                           306
                                                                 ...............
Computer Communications 0.5%
FORE Systems *                                         1,200                22
 ................................................................................
Adaptec *                                              1,100                19
 ................................................................................
Mylex *                                                1,300                16
 ................................................................................
Intermedia Communications *                              800                14
 ................................................................................
Digi International *                                   1,000                11
 ................................................................................
Microdyne *                                            1,100                 5
 ................................................................................
Network Peripherals *                                  1,100                 5
 ................................................................................
Splash Technology *                                      600                 4
 ................................................................................
                                                                            96
                                                                 ...............
Computer Peripherals 1.1%
Symbol Technologies                                      700                45
 ................................................................................
Lexmark International Group (Class A) *                  400                40
 ................................................................................
Network Appliance *                                      800                36
 ................................................................................
Storage Technology *                                     900                32
 ................................................................................
Quantum *                                              1,400                30
 ................................................................................
Iomega *                                               2,100                15
 ................................................................................
Dataram *                                              1,200                11
 ................................................................................
Zebra Technologies (Class A) *                           300                 9
 ................................................................................
Exabyte *                                              1,000                 6
 ................................................................................
Western Digital *                                        300                 5
 ................................................................................
Stratasys *                                              900                 4
 ................................................................................
                                                                           233
                                                                 ...............

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands



Computer Services 4.7%
Yahoo! *                                                 600     $         142
 ................................................................................
At Home *                                              1,000                74
 ................................................................................
EBAY *                                                   300                72
 ................................................................................
Total Systems Services                                 1,700                40
 ................................................................................
SunGard Data Systems *                                 1,000                40
 ................................................................................
Galileo International                                    900                39
 ................................................................................
FIserv *                                                 750                39
 ................................................................................
Convergys *                                            1,400                31
 ................................................................................
Broadvision *                                            900                29
 ................................................................................
Comdisco                                               1,700                29
 ................................................................................
DST Systems *                                            500                29
 ................................................................................
International Network Services *                         400                27
 ................................................................................
Inktomi *                                                200                26
 ................................................................................
Acxiom *                                                 800                25
 ................................................................................
Keane *                                                  600                24
 ................................................................................
Medquist *                                               600                24
 ................................................................................
Affiliated Computer Services (Class A) *                 500                22
 ................................................................................
Sykes Enterprises *                                      700                21
 ................................................................................
American Management Systems *                            500                20
 ................................................................................
CIBER *                                                  700                20
 ................................................................................
Cambridge Technology Partners *                          800                18
 ................................................................................
Avt *                                                    600                17
 ................................................................................
ICG Communications *                                     800                17
 ................................................................................
Excite *                                                 400                17
 ................................................................................
Lycos *                                                  300                17
 ................................................................................
GTECH *                                                  600                15
 ................................................................................
Incyte Pharmaceuticals *                                 400                15
 ................................................................................
Data Transmission Network *                              500                14
 ................................................................................
Superior Consultant Holdings *                           300                13
 ................................................................................
Usweb *                                                  450                12
 ................................................................................
Lightbridge *                                          1,500                 8
 ................................................................................
HBO                                                      290                 8
 ................................................................................
Intergraph *                                           1,400                 8
 ................................................................................
UBICS *                                                1,400                 7
 ................................................................................
DecisionOne Holdings *                                 1,500                 7
 ................................................................................
Avert                                                  1,100                 5
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


JDA Software Group *                                     500     $           5
 ................................................................................
Eltrax Systems *                                       1,000                 5
 ................................................................................
Aztec Technology Partners *                              538                 2
 ................................................................................
                                                                           983
                                                                 ...............
Computer Software 3.7%

Network Associates *                                   1,000                66
 ................................................................................
Netscape Communications *                                900                54
 ................................................................................
Cadence Design Systems *                               1,500                45
 ................................................................................
Intuit *                                                 500                36
 ................................................................................
Sterling Commerce *                                      800                36
 ................................................................................
Citrix Systems *                                         350                34
 ................................................................................
Electronic Arts *                                        600                34
 ................................................................................
Synopsys *                                               600                32
 ................................................................................
Siebel Systems *                                         900                31
 ................................................................................
Rational Software *                                    1,000                26
 ................................................................................
Legato Systems *                                         400                26
 ................................................................................
LHS Group *                                              500                26
 ................................................................................
J. D. Edwards *                                          900                26
 ................................................................................
i2 Technologies *                                        800                24
 ................................................................................
VERITAS Software *                                       400                24
 ................................................................................
Pegrine Systems *                                        500                23
 ................................................................................
Sterling Software *                                      800                22
 ................................................................................
The Learning Company *                                   800                21
 ................................................................................
PLATINUM technology *                                  1,000                19
 ................................................................................
Boole & Babbage *                                        650                19
 ................................................................................
Visio *                                                  500                18
 ................................................................................
IDX Systems *                                            400                18
 ................................................................................
Wang Laboratories *                                      600                17
 ................................................................................
Bea Systems *                                          1,100                13
 ................................................................................
Midway Games *                                         1,079                12
 ................................................................................
Summit Design *                                        1,200                11
 ................................................................................
GT Interactive Software *                              2,000                10
 ................................................................................
Harbinger *                                            1,200                10
 ................................................................................
SPSS *                                                   400                 8
 ................................................................................
Cybercash *                                              500                 7
 ................................................................................
Industri-Matematik *                                     900                 5
 ................................................................................
Applix *                                               1,000                 4
 ................................................................................
                                                                           757
                                                                 ...............

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Electronic Manufacturing Equipment 0.4%

Veeco *                                                  400     $          21
 ................................................................................
Novellus Systems *                                       400                20
 ................................................................................
Photronics *                                             600                15
 ................................................................................
Esterline Technologies *                                 600                13
 ................................................................................
Kulicke & Soffa *                                        700                12
 ................................................................................
Watkins-Johnson                                          500                10
 ................................................................................
                                                                            91
                                                                 ...............
Electronics 4.6%

Qwest Communications International *                   2,299               115
 ................................................................................
Level 3 Communications *                               2,000                86
 ................................................................................
Linear Technology                                        600                54
 ................................................................................
Molex                                                  1,300                49
 ................................................................................
Altera *                                                 800                49
 ................................................................................
Maxim Integrated Products *                            1,100                48
 ................................................................................
Analog Devices *                                       1,300                41
 ................................................................................
Xilinx *                                                 600                39
 ................................................................................
General Motors (Class H) *                               900                36
 ................................................................................
SCI Systems *                                            600                35
 ................................................................................
Vitesse Semiconductor *                                  700                32
 ................................................................................
Uniphase *                                               400                28
 ................................................................................
Arrow Electronics *                                    1,000                27
 ................................................................................
Hubbell (Class B)                                        700                26
 ................................................................................
Sanmina *                                                400                25
 ................................................................................
Avnet                                                    400                24
 ................................................................................
Jabil Circuit *                                          300                22
 ................................................................................
Rambus *                                                 200                19
 ................................................................................
AVX                                                    1,100                19
 ................................................................................
Microchip Technology *                                   500                18
 ................................................................................
Atmel *                                                1,200                18
 ................................................................................
Unitrode *                                             1,000                17
 ................................................................................
Park Electrochemical                                     600                17
 ................................................................................
SMART Modular Technologies *                             600                17
 ................................................................................
Vishay Intertechnology *                               1,120                16
 ................................................................................
Technitrol                                               500                16
 ................................................................................
Brightpoint *                                          1,000                14
 ................................................................................
DuPont Photomasks *                                      300                13
 ................................................................................
Burr Brown *                                             500                12
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Kimball International                                    600     $          11
 ................................................................................
Amphenol *                                               300                 9
 ................................................................................
Hutchinson Technology *                                  200                 7
 ................................................................................
TelCom Semiconductor *                                 1,100                 4
 ................................................................................
                                                                           963
                                                                 ...............
Total Technology                                                         3,845
                                                                 ...............
UTILITIES 5.4%

Electric Utilities 3.4%

Allegheny Energy                                       1,000                35
 ................................................................................
Teco Energy                                            1,200                34
 ................................................................................
Florida Progress                                         700                31
 ................................................................................
Pinnacle West Capital                                    700                30
 ................................................................................
CMS Energy                                               600                29
 ................................................................................
Wisconsin Energy                                         900                28
 ................................................................................
Montana Power                                            500                28
 ................................................................................
Energy East                                              500                28
 ................................................................................
IPALCO Enterprises                                       500                28
 ................................................................................
DQE                                                      600                26
 ................................................................................
DPL                                                    1,200                26
 ................................................................................
Conectiv                                               1,000                25
 ................................................................................
CalEnergy *                                              700                24
 ................................................................................
OGE Energy                                               800                23
 ................................................................................
SCANA                                                    700                23
 ................................................................................
Pugets Sound Energy                                      800                22
 ................................................................................
NIPSCO                                                   700                21
 ................................................................................
Kansas City Power & Light                                700                21
 ................................................................................
Interstate Energy                                        600                19
 ................................................................................
Potomac Electric Power                                   700                18
 ................................................................................
CMP Group                                                900                17
 ................................................................................
BEC Energy                                               400                17
 ................................................................................
United Illuminating                                      300                16
 ................................................................................
New England Electric System                              300                15
 ................................................................................
Northeast Utilities *                                    900                14
 ................................................................................
SIGCORP                                                  400                14
 ................................................................................
WPS Resources                                            400                14
 ................................................................................
Western Resources                                        400                13
 ................................................................................

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


Illinova                                                 500     $          13
 ................................................................................
Public Service of New Mexico                             600                12
 ................................................................................
Unisource Energy *                                       800                11
 ................................................................................
St. Joseph Light & Power                                 600                11
 ................................................................................
Maine Public Service                                     600                 9
 ................................................................................
Trigen Energy                                            700                 8
 ................................................................................
                                                                           703
                                                                 ...............
Telephone and Telegraph 1.8%

Century Telephone Enterprises                            650                44
 ................................................................................
Cincinnati Bell                                        1,000                38
 ................................................................................
Telephone and Data Systems                               600                27
 ................................................................................
U. S. Cellular *                                         700                27
 ................................................................................
Price Communications *                                 1,750                23
 ................................................................................
Teleglobe Inc                                            619                22
 ................................................................................
GTS *                                                    400                22
 ................................................................................
McLeod USA *                                             600                19
 ................................................................................
Associated Group *                                       400                17
 ................................................................................
NTL *                                                    300                17
 ................................................................................
IXC Communications *                                     500                17
 ................................................................................
Citizens Utilities *                                   1,734                14
 ................................................................................
Boston Communications Group *                          1,100                14
 ................................................................................
Hickory Technology                                       900                11
 ................................................................................
Western Wireless *                                       500                11
 ................................................................................
COMSAT                                                   300                11
 ................................................................................
Vanguard Cellular (Class A) *                            400                10
 ................................................................................
Tel-Save Holdings *                                      600                10
 ................................................................................
Cellullar Communications                                 400                 7
 ................................................................................
GST Telecommunications *                               1,000                 7
 ................................................................................
General Communication *                                1,600                 6
 ................................................................................
Omnipoint *                                              600                 6
 ................................................................................
                                                                           380
                                                                 ...............
Water Utilities 0.2%

American Water Works                                     700                24
 ................................................................................
E'town                                                   400                19
 ................................................................................
                                                                            43
                                                                 ...............
Total Utilities                                                          1,126
                                                                 ...............

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


                                                  Shares/Par             Value
--------------------------------------------------------------------------------
                                                                  In thousands


MISCELLANEOUS 0.9%

Miscellaneous 0.9%

Conoco (Class A) *                                     1,200          $     25
 ................................................................................
Republic Services *                                    1,100                20
 ................................................................................
Ziff-Davis *                                           1,200                19
 ................................................................................
USEC                                                   1,200                17
 ................................................................................
Fox Entertainment Group *                                500                13
 ................................................................................
Leap Wireless International *                          1,700                12
 ................................................................................
Peekskill Financial                                      700                11
 ................................................................................
Vornado Operating Company *                            1,335                11
 ................................................................................
School Specialty *                                       476                10
 ................................................................................
Resource Asset Investment Trust, REIT                    900                10
 ................................................................................
Midwest Banc Holdings                                    600                 9
 ................................................................................
Landair *                                              1,200                 9
 ................................................................................
Navigant *                                             1,069                 8
 ................................................................................
Workflow Management *                                  1,192                 8
 ................................................................................
MPW Industrial Services Group *                          600                 7
 ................................................................................
Silicon Gaming *                                       2,100                 3
 ................................................................................
Cohesion Technologies *                                  600                 2
 ................................................................................
Total Miscellaneous                                                        194
                                                                      ..........

Total Common Stocks (Cost $19,026)                                      19,204
                                                                      ..........
Short-Term Investments 4.7%

U. S. Government Obligations 0.2%

U. S. Treasury Bills
         3.86%-D4.28%, 1/7-1/14/99                  $ 40,000                40
 ................................................................................
                                                                            40
                                                                      ..........
Money Market Funds 4.5%

Reserve Investment Fund, 5.42% #                     935,929               936
 ................................................................................
                                                                           936
                                                                      ..........

Total Short-Term Investments (Cost $976)                                   976
                                                                      ..........

T. Rowe Price Extended Equity Market Index Fund
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             In thousands

Total Investments in Securities
97.3% of Net Assets (Cost $20,002)                                                                            $    20,180

Futures Contracts
In thousands
                                                                            Contract       Unrealized
                                                         Expiration         Value          Gain (Loss)

Long, 3 Russell 2000 Stock Index
contracts, $24,000 of U.S. Treasury securities
and money market funds pledged as
initial margin                                           3/99               $    638               33

Long, 4 Midcap 400 Stock Index contracts,
$36,000 of U.S. Treasury securities and
money market funds pledged as
initial margin                                           3/99                    784               39

Net payments (receipts) of variation
margin to date                                                                                    (53)
                                                                                           ...........
Variation margin receivable
(payable) on open futures contracts                                                                                    19

Other Assets Less Liabilities                                                                                         544
                                                                                                              ............

NET ASSETS                                                                                                    $    20,743
                                                                                                              ------------

   # Seven-day yield
   * Non-Income producing
 ADS American depository share
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
                                                              December 31, 1998

-----------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


       Assets

         Investments in securities, at value (cost $20,002)          $   20,180

         Other assets                                                     1,092
                                                                     ...........
         Total assets                                                    21,272
                                                                     ...........
       Liabilities

         Other liabilities                                                  529
                                                                     ...........

       NET ASSETS                                                    $   20,743
                                                                     -----------
       Net Assets Consist of:

         Accumulated net investment income - net of distributions    $        2

         Accumulated net realized gain/loss - net of distributions          629

         Net unrealized gain (loss)                                         250

         Paid-in-capital applicable to 1,881,638 shares of
         $0.0001 par value capital stock outstanding;
         1,000,000,000 shares of the corporation authorized              19,862
                                                                     ...........

       NET ASSETS                                                    $   20,743
                                                                     -----------

       NET ASSET VALUE PER SHARE                                     $    11.02
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                        1/30/98
                                                                        Through
                                                                       12/31/98
Investment Income

Income
   Dividend                                                        $        158
   Interest                                                                  34
                                                                   .............
   Total income                                                             192
                                                                   .............
Expenses
   Investment management and administrative                                  49
                                                                   .............
Net investment income                                                       143
                                                                   .............

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
   Securities                                                               853
   Futures                                                                  (31)
                                                                   .............
   Net realized gain (loss)                                                 822
                                                                   .............
Change in net unrealized gain or loss
   Securities                                                               178
   Futures                                                                   72
                                                                   .............
   Change in net unrealized gain or loss                                    250
                                                                   .............
Net realized and unrealized gain (loss)                                   1,072
                                                                   .............

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $      1,215
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                                        1/30/98
                                                                        Through
                                                                       12/31/98
  Increase (Decrease) in Net Assets
  Operations
   Net investment income                                            $       143
   Net realized gain (loss)                                                 822
   Change in net unrealized gain or loss                                    250
                                                                    ............
   Increase (decrease) in net assets from operations                      1,215
                                                                    ............

  Distributions to shareholders
   Net investment income                                                   (141)
   Net realized gain                                                       (193)
                                                                    ............
   Decrease in net assets from distributions                               (334)
                                                                    ............

  Capital share transactions *
   Shares sold                                                           23,207
   Distributions reinvested                                                 327
   Shares redeemed                                                       (3,679)
   Redemption fees received                                                   7
                                                                    ............
   Increase (decrease) in net assets from capital
   share transactions                                                    19,862
                                                                    ............

  Net Assets
  Increase (decrease) during period                                      20,743
  Beginning of period                                                         -
                                                                    ............

  End of period                                                     $    20,743
                                                                    ------------
* Share information
   Shares sold                                                            2,226
   Distributions reinvested                                                  33
   Shares redeemed                                                         (377)
                                                                    ............
   Increase (decrease) in shares outstanding                              1,882

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
                                                              December 31, 1998

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Market Index Funds Inc. (the corporation) is registered under the Investment Company Act of 1940. The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on January 30, 1998.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and discounts on debt securities are amorted for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and

39
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains or losses on futures contracts are included in change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts At December 31, 1998, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $21,540,000 and $3,381,000, respectively, for the period ended December 31, 1998.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

At December 31, 1998, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $20,002,000. Net unrealized gain aggregated $178,000 at period end, of which $2,548,000 related to appreciated investments and $2,370,000 to depreciated investments.

40
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management and administrative agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an all-inclusive annual fee. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the period ended December 31, 1998, totaled $33,000 and are reflected as interest income in the accompanying Statement of Operations.

41
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Equity Market Index Funds, Inc. and Shareholders of T. Rowe Price Extended Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Equity Market Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented through December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1998 by correspondence with custodians, provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 21, 1999

42
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T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------


-----------------------------------------------------------
Tax Information (Unaudited) for the Tax Year Ended 12/31/98
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Service. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distributions to shareholders included $193,000 from short-term capital gains.

For corporate shareholders, $121,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------


Investment Services And Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking  Available on most fixed income funds ($500 minimum).

Automatic Investing  From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options  Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

Combined Statement  Overview of all your accounts with T. Rowe Price.

Shareholder Reports  Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update  Quarterly review of all T. Rowe Price fund results.

Insights  Educational reports on investment strategies and financial markets.

Investment Guides  Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc.,
     Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS                             BOND FUNDS
 ............................            ............................            ..........................
Domestic                                Domestic Taxable                        International/Global

Blue Chip Growth                        Corporate Income                        Emerging Markets Bond
Capital Appreciation                    GNMA                                    Global Bond++
Capital Opportunity                     High Yield                              International Bond
Diversified Small-Cap Growth            New Income
Dividend Growth                         Short-Term Bond                         MONEY MARKET FUNDS
Equity Income                           Short-Term U.S. Government
Equity Index 500*                       Spectrum Income                         Taxable
Extended Equity Market Index            Summit GNMA
Financial Services                      Summit Limited-Term Bond                Prime Reserve
Growth & Income                         U.S. Treasury Intermediate              Summit Cash Reserves
Growth Stock                            U.S. Treasury Long-Term                 U.S. Treasury Money
Health Sciences
Media & Telecommunications              Domestic Tax-Free                       Tax-Free
Mid-Cap Growth
Mid-Cap Value                           California Tax-Free Bond                California Tax-Free Money
New America Growth                      Florida Intermediate Tax-Free***        New York Tax-Free Money
New Era                                 Georgia Tax-Free Bond                   Summit Municipal
New Horizons**                          Maryland Short-Term                     Money Market
Real Estate                             Tax-Free Bond                           Tax-Exempt Money
Science & Technology                    Maryland Tax-Free Bond
Small-Cap Stock                         New Jersey Tax-Free Bond                BLENDED ASSET FUNDS
Small-Cap Value                         New York Tax-Free Bond
Spectrum Growth                         Summit Municipal Income                 Balanced
Total Equity Market Index               Summit Municipal Intermediate           Personal Strategy Balanced
Value                                   Tax-Free High Yield                     Personal Strategy Growth
                                        Tax-Free Income                         Personal Strategy Income
International/Global                    Tax-Free Intermediate Bond+             Tax-Efficient Balanced
                                        Tax-Free Short-Intermediate
Emerging Markets Stock                  Virginia Short-Term                     T. ROWE PRICE NO-LOAD
European Stock                          Tax-Free Bond                           VARIABLE ANNUITY
Global Stock                            Virginia Tax-Free Bond
International Discovery                                                         Equity Income Portfolio
International Growth & Income                                                   International Stock Portfolio
International Stock                                                             Limited-Term Bond Portfolio
Japan                                                                           Mid-Cap Growth Portfolio
Latin America                                                                   New America Growth Portfolio
New Asia                                                                        Personal Strategy Balanced
Spectrum International                                                          Portfolio
                                                                                Prime Reserve Portfolio


  *  Formerly named Equity Index.
 **  Closed to new investors.
***  Formerly named Florida Insured Intermediate Tax-Free.
  +  Formerly named Tax-Free Insured Intermediate Bond.
 ++  Formerly named Global Government Bond.
+++ Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. Rowe Price Retirement Plans and Resources
--------------------------------------------------------------------------------


Retirement Plans and Resources


We recognize that saving for retirement is the number one investment goal for most Americans. We can help you meet your retirement needs, whether you are starting an IRA or designing a retirement program for your employees. T. Rowe Price offers an assortment of retirement plans for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We provide recordkeeping, communications, and investment management services, as well as a variety of educational materials, self-help planning guides, and software tools to help you choose and implement a retirement plan appropriate for you. For information or to request literature, call us at 1-800-638-5660.

IRAs AND QUALIFIED PLANS
 ................................................................................

Traditional IRA
Roth IRA
Rollover IRA
SEP-IRA
SIMPLE IRA
Profit Sharing
Money Purchase Pension
"Paired" Plans (Money Purchase Pension and Profit Sharing Plans)
401(k)
403(b)
457 Deferred Compensation

RETIREMENT RESOURCES AT T. ROWE PRICE
 ................................................................................

Planning and Informational Guides

Minimum Required Distributions Guide
Retirement Planning Kit
Retirees Financial Guide
Tax Considerations for Investors

Investment Kits

The IRA Investing Kit
Roth IRA Conversion Kit
Rollover IRA Kit
The T. Rowe Price SIMPLE IRA Plan Kit
The T. Rowe Price SEP-IRA Plan
The Simplified Keogh Plan(R) From T. Rowe Price
The T. Rowe Price 401(k) Century Plan(R) (for small businesses)
Money Purchase Pension/Profit Sharing Plan Kit
Investing for Retirement in Your 403(b) Account
The T. Rowe Price No-Load Variable Annuity Information Kit

Insights Reports

The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

Software Packages

T. Rowe Price Retirement Planning Analyzer(TM) CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.

T. Rowe Price Variable Annuity Analyzer(TM) CD-ROM or diskette, free. To order, please call 1-800-469-5304.


Many of these resources are also available for viewing or ordering on the Internet at www.troweprice.com.

T. Rowe Price Insights Reports
--------------------------------------------------------------------------------


The Fundamentals of Investing

Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

INSIGHTS REPORTS
 ................................................................................

General Information

The ABCs of Giving
Back to Basics: The ABCs of Investing
The Challenge of Preparing for Retirement
Financial Planning After Retirement
Getting Started: Investing With Mutual Funds
The Roth IRA: A Review
Tax Information for Mutual Fund Investors

Investment Strategies

Conservative Stock Investing
Dollar Cost Averaging
Equity Index Investing
Growth Stock Investing
Investing for Higher Yield
Managing Risk Through Diversification
The Power of Compounding
Value Investing

Types of Securities

The Basics of International Stock Investing
The Basics of Tax-Free Investing
The Fundamentals of Fixed Income Investing
Global Bond Investing
Investing in Common Stocks
Investing in Emerging Growth Stocks
Investing in Financial Services Stocks
Investing in Health Care Stocks
Investing in High-Yield Municipal Bonds
Investing in Money Market Securities
Investing in Mortgage-Backed Securities
Investing in Natural Resource Stocks
Investing in Science and Technology Stocks
Investing in Small-Company Stocks
Understanding Derivatives
Understanding High-Yield "Junk" Bonds

Brokerage Insights

Combining Individual Securities With Mutual Funds
Getting Started: An Introduction to Individual Securities
What You Should Know About Bonds
What You Should Know About Margin and Short-Selling
What You Should Know About Options
What You Should Know About Stocks

T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

For yield, price, last transaction,            Investor Centers:
current balance, or to conduct                 101 East Lombard St.
transactions, 24 hours, 7 days                 Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                       T. Rowe Price
                                               Financial Center
For assistance                                 10090 Red Run Blvd.
with your existing                             Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                     Farragut Square
1-800-225-5132 toll free                       900 17th Street, N.W.
410-625-6500 Baltimore area                    Washington, D.C. 20006

To open a brokerage account                    ARCO Tower
or obtain information, call:                   31st Floor
1-800-638-5660 toll free                       515 South Flower St.
                                               Los Angeles, CA 90071
Internet address:
www.troweprice.com                             4200 West Cypress St.
                                               10th Floor
T. Rowe Price Associates                       Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Equity Market Index Funds.


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.          F24-050  12/31/98